Non-interest income (Details) € in Millions, £ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Fees and commissions receivable
Net fees and commissions			£ 2,012	£ 2,511	£ 2,357
Income from trading activities
Foreign exchange			569	448	643
Interest rate			541	532	695
Credit			3	32	45
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
- debt securities in issue			(24)	(60)	72
- derivative liabilities				(20)	20
Equity, commodities and other			36		32
Income from trading activities			1,125	932	1,507
Loss on redemption of own debt			(324)
Operating lease and other rental income			232	250	256
Changes in the fair value of financial assets and liabilities designated at fair value through profit or loss			(54)	(17)	(26)
Changes in fair value of other financial assets fair value through profit or loss			2	58	18
Hedge ineffectiveness			24	48	(65)
(Loss)/profit on disposal of amortised cost assets			(18)	42	44
Profit/(loss) on disposal of fair value through other comprehensive income assets			96	(22)	34
Profit on sale of property, plant and equipment			13	58	50
Share of (losses)/profits of associated entities			(30)	(14)	83
(Loss)/profit on disposal of subsidiaries and associates			(16)	2,224	(72)
Other income			(15)	136	560
Other operating income			(90)	2,763	882
Non-interest income			3,047	6,206	4,746
Insurance recoveries					£ 357
Notional amount of financial assets			179	£ 181
UK mortgages portfolio
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Loss on acquisition of financial assets			58
Notional amount of financial assets			£ 3,000
RFS Holdings
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Gains on disposals of investments		£ 1,102
UBI DAC
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Capital repayment		67
Alawwal bank merger
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
(Loss)/profit on disposal of subsidiaries and associates	€ 523	444
Legacy liability release amount		256
Gains on disposals of investments		290
Foreign exchange reserve | RFS Holdings
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Gains on disposals of investments		1,102
Foreign exchange reserve | Alawwal bank merger
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
(Loss)/profit on disposal of subsidiaries and associates		£ 290